Apr. 29, 2021
02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-18
Supplement to theFidelity® Select Portfolios®Financials SectorApril 29, 2021Prospectus
02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-18 | Consumer Finance Portfolio
Normally investing at least 80% of assets in securities of companies providing products and services in fintech.